UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust
(Exact name of registrant as specified in charter)

10900 Hefner Point Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212
 (Name and address of agent for service)

Registrant's telephone number, including area code: 405-778-8377

Date of fiscal year end: November 30

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22700
Reporting Period: 07/01/2016 - 06/30/2017
Exchange Listed Funds Trust

========================== Saba Closed-End Funds ETF ===========================

TEMPLETON DRAGON FUND, INC.

Ticker:                      Security ID:  88018T101
Meeting Date: MAY 30, 2017   Meeting Type: Annual
Record Date:  APR 04, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director HARRIS J. ASHTON         For       For          Management
1b    Elect Director MARY C. CHOKSI           For       For          Management
1c    Elect Director J. MICHAEL LUTTIG        For       For          Management
1d    Elect Director C.D. TSERETOPOULOS       For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Listed Funds Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
President
August 2, 2017